OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Indirect taxes	$ 54	$ 27
Government of Israel - grants to receive	622	416
Prepaid expenses and work in progress	1,314	738
Advances to suppliers	10	26
Others	87	204
Other current assets, total	$ 2,087	$ 1,411